Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Share Capital Issued	The number of shares issued is expressed in units

	As of 31 December,
	2019	2018
Total number of issued and outstanding shares	13,942,344	11,942,344

Total share capital (€‘000)	48,513	41,553

Summary of Share Issuances Occurred Since the Incorporation of the Company
The following share issuances occurred since the incorporation of the Company:

Category	Transaction date	Description	# of shares	Par value (in €)
Class A shares	24 July 2007	Company incorporation	409,375	0.15
Class A shares	31 August 2007	Contribution in kind (upfront fee Mayo License)	261,732	36.30
Class B shares	23 December 2008	Capital increase (Round B)	137,150	35.36
Class B shares	23 December 2008	Contribution in kind (Loan B)	67,502	35.36
Class B shares	28 October 2010	Contribution in cash	21,000	22.44
Class B shares	28 October 2010	Contribution in kind (Loan C)	92,068	35.36
Class B shares	28 October 2010	Contribution in kind (Loan D)	57,095	35.36
Class B shares	28 October 2010	Contribution in cash	73,793	35.36
Class B shares	28 October 2010	Exercise of warrants	12,300	22.44
Class B shares	28 October 2010	Contribution in kind (Mayo receivable)	69,455	44.20
Class B shares	28 October 2010	Contribution in cash	9,048	44.20
Class B shares	31 May 2013	Contribution in kind (Loan E)	118,365	38.39
Class B shares	31 May 2013	Contribution in kind (Loan F)	56,936	38.39
Class B shares	31 May 2013	Contribution in kind (Loan G)	654,301	4.52
Class B shares	31 May 2013	Contribution in kind (Loan H)	75,755	30.71
Class B shares	31 May 2013	Contribution in cash	219,016	31.96
Class B shares	4 June 2013	Conversion of warrants	2,409,176	0.01
Ordinary shares	11 June 2013	Conversion of Class A and Class B shares in ordinary shares	4,744,067	—
Ordinary shares	5 July 2013	Initial Public Offering	1,381,500	16.65
Ordinary shares	15 July 2013	Exercise of over-allotment option	207,225	16.65
Ordinary shares	31 January 2014	Exercise of warrants issued in September 2008	5,966	22.44
Ordinary shares	31 January 2014	Exercise of warrants issued in May 2010	333	22.44
Ordinary shares	31 January 2014	Exercise of warrants issued in January 2013	120,000	4.52
Ordinary shares	30 April 2014	Exercise of warrants issued in September 2008	2,366	22.44
Ordinary shares	16 June 2014	Capital increase	284,090	44.00
Ordinary shares	30 June 2014	Capital increase	284,090	44.00
Ordinary shares	4 August 2014	Exercise of warrants issued in September 2008	5,000	22.44
Ordinary shares	4 August 2014	Exercise of warrants issued in October 2010	750	35.36
Ordinary shares	3 November 2014	Exercise of warrants issued in September 2008	5,000	22.44
Ordinary shares	21 January 2015	Contribution in kind (Celdara Medical LLC)	93,087	37.08
Ordinary shares	7 February 2015	Exercise of warrant issued in May 2010	333	22.44
Ordinary shares	3 March 2015	Capital increase	713,380	44.50
Ordinary shares	11 May 2015	Exercise of warrant issued in May 2010	500	22.44
Ordinary shares	24 June 2015	Capital increase	1,460,000	60.25
Ordinary shares	4 August 2015	Exercise of warrant issued in May 2010	666	22.44
Ordinary shares	4 August 2015	Exercise of warrant issued in October 2010	5,250	35.36
Ordinary shares	1 February 2017	Exercise of warrant issued in May 2013	207,250	2.64
Ordinary shares	2 May 2017	Exercise of warrant issued in May 2013	4,900	2.64
Ordinary shares	1 August 2017	Exercise of warrant issued in May 2013	7,950	2.64
Ordinary shares	23 August 2017	Contribution in kind (Celdara Medical LLC)	328,275	32.35
Ordinary shares	9 November 2017	Exercise of warrant issued in May 2013	5,000	2.64
Ordinary shares	9 November 2017	Exercise of warrant issued in October 2010	866	35.36
Ordinary shares	7 February 2018	Exercise of warrant issued in May 2013	4,500	2.64
Ordinary shares	22 May 2018	Capital increase	2,070,000	22.29
Ordinary shares	16 Sept 2019	Capital increase	2,000,000	9.08

(€000)
	Nature of the transactions	Share Capital	Share premium	Number of shares
	Balance as of January 1st, 2018	34,337	170,297	9,867,844

	Issue of shares related to exercise of warrants	12	—	4,500
	Capital increase as a result of the global offering	7,204	35,796	2,070,000
	Share Based Payment	—	56	—
	Balance as of December 31, 2018	41,553	206,149	11,942,344

	Issue of shares related to exercise of warrants	—	—	—
	Absorption of accounting losses into Share premium	—	(172,287)	—
	Capital increase as a result of the global offering	6,960	9,488	2,000,000
	Share Based Payment	—	—	—
	Balance as of December 31, 2019	48,513	43,349	13,942,344